Financial Assets and Financial Liabilities (Time Deposits with banks) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Time deposits with banks [line items]
Time deposits with banks within one year	¥ 1,508,839	¥ 1,500,000
Time deposits with banks above one year	3,511,234	0
Total time deposits with banks	5,020,073	1,500,000
Within six months [member]
Time deposits with banks [line items]
Time deposits with banks within one year	¥ 1,508,839	¥ 1,500,000
Interest rate on time deposits with banks		4.50%
Within six months [member] | Bottom of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	3.95%
Within six months [member] | Top of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	4.10%
Three years [member]
Time deposits with banks [line items]
Time deposits with banks above one year	¥ 3,511,234	¥ 0
Interest rate on time deposits with banks		0.00%
Three years [member] | Bottom of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	4.13%
Three years [member] | Top of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	4.18%